Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004016 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004016 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004016 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004016 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004016 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004016 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004016 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004016 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004016 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004016 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004016 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000004016 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000004016 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004016 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000004016 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004016 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004016 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004016 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004016 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004016 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033095 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033095 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033095 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033095 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033095 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033095 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033095 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033095 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033095 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033095 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033095 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000033095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000033095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000033095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000033095 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000033095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033095 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033095 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184320 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000184320 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000184320 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184320 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184320 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184320 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184320 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184320 | Advanced Micro Devices
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184320 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184320 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000184320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000184320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000184320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000184320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000184320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000184320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184320 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%